Stockholders' Equity - Disclosure Of Assumptions Used In Valuation Of Entities Common Stock (Details)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Risk-free interest rate	1.52%
Expected volatility	85.00%
Probability weighted time to exit in years	4 years